FUND PROFILE

                                                            PIMCO All Asset Fund
                                                      Institutional Class Shares
                                                               November 15, 2006


                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.


WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds (the "Trust") except the All Asset All Authority Fund. The Fund is a "fund of funds" which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The PIMCO Funds in which the Fund may invest are called Underlying Funds in this Profile. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS(R) TR Strategy, Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-Backed and StocksPLUS(R) TR Short Strategy Funds, the Fund may invest in these Underlying Funds in the future, without shareholder approval, at the discretion of Pacific Investment Management Company LLC ("PIMCO"). The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks and bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund's assets broadly among the Underlying Funds. Please see "Underlying Funds" below for information about their investment styles and primary investments.

    The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund's combined investments in the Fundamental IndexPLUSTM, Fundamental IndexPLUSTM TR, International StocksPLUS(R) TR Strategy (U.S. Dollar-Hedged), Small Cap StocksPLUS(R) TR, StocksPLUS(R) and StocksPLUS(R) Total Return Funds normally will not exceed 50% of its total assets. In addition, the Fund's combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of the Fund's total assets.

    The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

    The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

    In addition to the Underlying Funds, the Fund may invest in additional PIMCO Funds created in the future at the discretion of PIMCO and without shareholder approval.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.


    WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o ALLOCATION RISK: The Fund's asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the asset allocation sub-adviser's allocation techniques will produce the desired results. It is possible that that Fund's asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other funds in various market conditions.

o UNDERLYING FUND RISK: Because the Fund invests all of its assets in the Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of Underlying Funds increases risk. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, the Fund will be particularly sensitive to the risks associated with the Underlying Fund. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

    Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund's net asset value, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities in an Underlying Fund is


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: An Underlying Fund may invest in high yield securities, and may be subject to greater levels of credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predomi nantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o VARIABLE DIVIDEND RISK: Because a significant portion of securities held by certain Underlying Funds may have variable or floating interest rates, the amounts of such Underlying Funds' monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: An Underlying Fund's investments in commodity-linked derivative instruments may subject the Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o EQUITY RISK: The values of equity securities in an Underlying Fund may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When an Underlying Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country.

o EUROPEAN CONCENTRATION RISK: When an Underlying Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be signifi cantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

o REAL ESTATE RISK: When an Underlying Fund invests in real estate-linked derivative instruments, it is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in economic conditions, supply and demand, interest rates, zoning laws, limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust ("REIT") is subject to additional risks, such as poor performance by the manager of the REIT, limited diversification, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income.


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When an Underlying Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Underlying Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because an Underlying Fund may be non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: An Underlying Fund may engage in transactions that give rise to a form of leverage. Leverage may cause an Underlying Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Because the Fundamental IndexPLUS(TM) and Fundamental IndexPLUS(TM) TR Funds, Underlying Funds in which the Fund may invest, invest in derivatives linked to Enhanced RAFI(TM) 1000, they will be subject to the risks associated with the management of Enhanced RAFI(TM) 1000 by the sub-adviser to such Underlying Funds.

o CALIFORNIA STATE-SPECIFIC RISK: An Underlying Fund's investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes limit the taxing and spending authority of California governmental agencies. While California's economy is broad, it may be sensitive to economic problems affecting those industries concentrated in California.

o NEW YORK STATE-SPECIFIC RISK: An Underlying Fund's investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Underlying Fund. The growth rate of New York has at times been somewhat slower than the nation overall.

o TAX RISK: The CommodityRealReturn Strategy Fund(R), an Underlying Fund in which the Fund invests, gains exposure to the commodities markets through investments in commodity index-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. In order for the CommodityRealReturn Strategy Fund(R) to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), the CommodityRealReturn Strategy Fund(R) must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-01 issued on December 16, 2005. Subsequently, the Internal Revenue Service ("IRS") issued Revenue Ruling 2006-31 and private letter rulings to at least two other funds in which the IRS concluded that income from certain commodity index-linked notes is qualifying income. The CommodityRealReturn Strategy Fund(R) also has obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS. Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CommodityRealReturn Strategy Fund(R) will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. PIMCO believes it can continue to successfully operate the CommodityRealReturn Strategy Fund(R) in a manner consistent with the CommodityRealReturn Strategy Fund(R)'s current investment objective by investing in these commodity index-linked notes. The use of commodity index-linked notes involves specific risks.

UNDERLYING FUNDS

    The following page provides a general description of the investment objectives, main investments and other information about the Underlying Funds.

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                                                                       NON-U.S.
                                                                                                     CREDIT            DENOMINATED
                                    MAIN INVESTMENTS                             DURATION            QUALITY(1)        SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION    MONEY MARKET      Money market instruments                     < 90 days           Min 95% Prime 1;      0%
BOND FUNDS                                                                       - dollar-weighted   < 5% Prime 2
                                                                                 average maturity    -
                  ------------------------------------------------------------------------------------------------------------------
                  FLOATING INCOME   Variable and floating-rate securities and    0-1 year            Caa to Aaa; max       0-30%
                                    their economic equivalents                                       10% below B
                  ------------------------------------------------------------------------------------------------------------------
                  SHORT TERM        Money market instruments and short maturity  0-1 year            B to Aaa; max         0-10%
                                    fixed income securities                                          10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION      Short maturity fixed income securities       1-3 years           B to Aaa; max         0-30%
                                                                                                     10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION II   Short maturity fixed income securities with  1-3 years           A to Aaa              0%
                                    quality and non-U.S. issuer restrictions
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION III  Short maturity fixed income securities with  1-3 years           B to Aaa; max         0-30%
                                    prohibitions on firms engaged in socially                        10% below Baa
                                    sensitive practices
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE      GNMA              Short and intermediate maturity mortgage-    1-7 years           Baa to Aaa; max       0%
DURATION                            related fixed income securities issued by                        10% below Aaa
BOND FUNDS                          the Government National Mortgage Association
                  ------------------------------------------------------------------------------------------------------------------
                  MODERATE          Short and intermediate maturity fixed        2-5 years           B to Aaa; max         0-30%
                  DURATION          income securities                                                10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN      Intermediate maturity fixed income           3-6 years           B to Aaa; max         0-30%
                                    securities                                                       10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN II   Intermediate maturity fixed income           3-6 years           Baa to Aaa            0%
                                    securities with quality and non-U.S.
                                    issuer restrictions
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN III  Intermediate maturity fixed income           3-6 years           B to Aaa; max         0-30%
                                    securities with prohibitions on firms                            10% below Baa
                                    engaged in socially sensitive practices
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN      Short and intermediate maturity mortgage-    1-7 years           Baa to Aaa; max       0%
                  MORTGAGE          related fixed income securities                                  10% below Aaa
                  ------------------------------------------------------------------------------------------------------------------
                  INVESTMENT GRADE  Corporate fixed income securities            3-7 years           B to Aaa; max         0-30%
                  CORPORATE BOND                                                                     10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  HIGH YIELD        Higher yielding fixed income securities      2-6 years           Caa to Aaa; min       0-20%
                                                                                                     80% below Baa
                                                                                                     subject to max 5% Caa
                  ------------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED       Investment grade corporate, high yield and   3-8 years           Max 10% below B       0-30%
                  INCOME            emerging market fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION     LONG-TERM         Long-term maturity fixed income securities   > 8 years           A to Aaa              0%
BOND FUNDS        U.S. GOVERNMENT                                                -
                  ------------------------------------------------------------------------------------------------------------------
                  LONG DURATION     Long-term maturity fixed income securities   +/- 2 years         B to Aaa; max         0-30%
                  TOTAL RETURN                                                   of its Index        10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  EXTENDED          Long-term maturity fixed income securities   +/- 3 years         B to Aaa; max         0-30%
                  DURATION                                                       of its Index        10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
REAL RETURN       REAL RETURN       Inflation-indexed fixed income securities    +/- 3 years         B to Aaa; max         0-30%
STRATEGY FUNDS                                                                   of its Index        10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  REAL RETURN       Inflation-indexed fixed income securities    +/- 4 years         B to Aaa; max         0-30%
                  ASSET                                                          of its Index        20% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  COMMODITYREAL     Commodity-linked derivatives backed by a     0-10 years          B to Aaa; max         0-30%
                  RETURN STRATEGY   portfolio of inflation-indexed and other                         10% below Baa
                                    fixed income securities
                  ------------------------------------------------------------------------------------------------------------------
                  REALESTATEREAL    Real estate-linked derivative instruments    0-10 years          B to Aaa; max         0-30%
                  RETURN STRATEGY   backed by a portfolio of inflation-indexed                       10% below Baa
                                    and other fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT        CALIFORNIA        Short to intermediate maturity municipal     0-3 years           Caa to Aaa; max       0%
BOND FUNDS        SHORT DURATION    securities (exempt from federal and                              10% below Baa
                  MUNICIPAL INCOME  California income tax)
                  ------------------------------------------------------------------------------------------------------------------

                  SHORT DURATION    Short to intermediate maturity municipal     0-3 years           Baa to Aaa            0%
                  MUNICIPAL INCOME  securities (exempt from federal income tax)
                  ------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA        Intermediate maturity municipal securities   3-7 years           B to Aaa; max         0%
                  INTERMEDIATE      (exempt from federal and California income                       10% below Baa
                  MUNICIPAL BOND    tax)
                  ------------------------------------------------------------------------------------------------------------------

                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES


                  HIGH YIELD        Intermediate to long-term maturity high      4-11 years          No Limitation         0%
                  MUNICIPAL BOND    yield municipal securities (exempt from
                                    federal income tax)
                  ------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BOND    Intermediate to long-term maturity           3-10 years          Ba to Aaa; max        0%
                                    municipal securities (exempt from federal                        10% below Baa
                                    income tax)
                  ------------------------------------------------------------------------------------------------------------------
                  NEW YORK          Intermediate to long-term maturity           3-12 years          B to Aaa; max         0%
                  MUNICIPAL BOND    municipal securities (exempt from federal                        10% below Baa
                                    and New York income tax)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL     GLOBAL BOND       U.S. and non-U.S. intermediate maturity      3-7 years           B to Aaa; max         25-75%(3)
BOND FUNDS        (UNHEDGED)        fixed income securities                                          10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  GLOBAL BOND       U.S. and hedged non-U.S. intermediate        3-7 years           B to Aaa; max         25-75%(3)
                  (U.S.             maturity fixed income securities                                 10% below Baa
                  DOLLAR-HEDGED)
                  ------------------------------------------------------------------------------------------------------------------
                  FOREIGN BOND      Intermediate maturity non-U.S. fixed         3-7 years           B to Aaa; max 10%     > 80%(3)
                  (UNHEDGED)        income securities                                                below Baa             -
                  ------------------------------------------------------------------------------------------------------------------
                  FOREIGN BOND      Intermediate maturity hedged non-U.S.        3-7 years           B to Aaa; max         > 80%(3)
                  (U.S.             fixed income securities                                          10% below Baa         -
                  DOLLAR-HEDGED)
                  ------------------------------------------------------------------------------------------------------------------
                  DEVELOPING        Currencies or fixed income securities        0-8 years           Max 15%               > 80%(3)
                  LOCAL MARKETS     denominated in currencies of non-US.                             below B               -
                  FUND              countries
                  ------------------------------------------------------------------------------------------------------------------
                  EMERGING MARKETS  Emerging market fixed income securities      0-8 years           Max 15% below B       > 80%(3)
                  BOND                                                                                                     -
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE       CONVERTIBLE       Convertible securities                       N/A                 Max 20%               0-30%
FUND                                                                                                 below B
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC          FUNDAMENTAL       Enhanced RAFITM 1000 derivatives backed      0-1 year            B to Aaa;             0-30%
EQUITY-           INDEXPLUS(TM)     by a portfolio of short-term fixed-income                        max 10%
RELATED FUNDS                       securities                                                       below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed by    0-1 year            B to Aaa; max         0-30%
                                    a portfolio of short-term fixed income                           10% below Baa
                                    securities
                  ------------------------------------------------------------------------------------------------------------------
                  FUNDAMENTAL       Enhanced RAFITM 1000 derivatives backed by   1-6 years           B to Aaa;             0-30%
                  INDEXPLUS(TM) TR  a portfolio of short and intermediate                            max 10%
                                    maturity fixed income securities                                 below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed by    1-6 years           B to Aaa; max         0-30%
                  TOTAL RETURN      a portfolio of short and intermediate                            10% below Baa
                                    maturity fixed income securities
                  ------------------------------------------------------------------------------------------------------------------
                  SMALL CAP         Russell 2000(R) stock index derivatives      1-6 years           B to Aaa; max         0-30%
                  STOCKSPLUS(R) TR  backed by a portfolio of fixed income                            10% below Baa
                                    securities
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     Short S&P 500 stock index derivatives        1-6 years           B to Aaa; max         0-30%
                  TRSHORT STRATEGY  backed by a portfolio of fixed income                            10% below Baa
                                    securities
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed       1-10 years          B to Aaa; max         0%
                  MUNICIPAL-BACKED  by a portfolio of investment grade debt                          10% Baa
                                    securities exempt from federal income tax
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL     EUROPEAN          European equity derivatives backed by a      1-6 years           B to Aaa; max         0-30%(4)
EQUITY-           STOCKSPLUS(R)     portfolio of fixed income securities                             10% below Baa
RELATED FUNDS     TR STRATEGY
                  ------------------------------------------------------------------------------------------------------------------
                  FAST EAST         Far Eastern (excluding Japan) equity         1-6 years           B to Aaa; max         0-30%(4)
                  (EX-JAPAN)        derivatives backed by a portfolio of fixed                       10% below Baa
                  STOCKSPLUS(R)     income securities
                  TR STRATEGY
                  ------------------------------------------------------------------------------------------------------------------
                  INTERNATIONAL     Non-U.S. equity derivatives backed by a      1-6 years           B to Aaa; max         0-30%(4)
                  STOCKSPLUS(R)     portfolio of fixed income securities                             10% below Baa
                  TR STRATEGY
                  (U.S.
                  DOLLAR-HEDGED)(5)
                  ------------------------------------------------------------------------------------------------------------------
                  JAPANESE          Japanese equity derivatives backed by a      1-6 years           B to Aaa; max         0-30%(4)
                  STOCKSPLUS(R)     portfolio of fixed income securities                             10% below Baa
                  TR STRATEGY
                  ------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc., or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.

(2) Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS(R) Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

(4) Limitation with respect to the Underlying Fund's fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.

(5) Effective October 1, 2006, the Fund's name was changed from International StocksPLUS(R) TR Strategy Fund to International StocksPLUS(R) TR Strategy Fund (U.S. Dollar-Hedged).

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.


CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  15.98%
2004                  11.85%
2005                   6.48%


    During the period shown in the bar chart, the highest quarterly return was 6.21% (2nd Quarter 2003) and the lowest quarterly return was -3.68% (2nd Quarter 2004). As of September 30, 2006, the Fund's year-to-date performance was 3.19%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006
                                                             SINCE
                                                1 YEAR    INCEPTION(5)
ALL ASSET FUND, INSTITUTIONAL CLASS,
   BEFORE TAXES                                  3.72%      11.87%
ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)               1.32%       9.80%
ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                    2.45%       9.05%
LEHMAN BROTHERS U.S. TIPS
   1-10 YEAR INDEX(2)                            2.25%       5.78%
CPI + 500 BASIS POINTS(3)                        7.28%       8.15%
LIPPER FLEXIBLE PORTFOLIO FUNDS AVERAGE(4)       7.34%      11.38%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    4 The Lipper Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. The index does not reflect deductions for fees, expenses or taxes.

    5   The Fund began operations on 7/31/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE1                                2.00%
  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets, shown as a
  percentage of average daily net assets)
ADVISORY FEE2                                  0.175%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES3                                0.05%
UNDERLYING FUND EXPENSES4                      0.64%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.865%

    1 Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of the acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's Prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    2 Effective October 1, 2006, the Fund's advisory fee was reduced by 0.025% to 0.175% per annum.

    3   "Other Expenses" reflect an administrative fee of 0.05%.

    4 Underlying Fund Expenses for the Fund are based upon an allocation of the Fund's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Underlying Fund Fees."

    EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
ALL ASSET FUND,
INSTITUTIONAL CLASS      $88      $276      $479      $1,067


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

UNDERLYING FUND FEES

    The Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.175% and 0.05%, respectively, based on the average daily net assets attributable to the Fund's Institutional Class shares. The Fund also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests. The expenses associated with investing in a "fund of funds" are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charge or 12b-1 fees.

    The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds.

    ANNUAL UNDERLYING FUND EXPENSES

    (Based on the average daily net assets attributable to a Fund's Institutional Class Shares)

                                                                                                          TOTAL FUND
                                                     ADVISORY                   OTHER                     OPERATING
    UNDERLYING FUND                                  FEES                       EXPENSES(1)               EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    California Intermediate Municipal Bond Fund         0.225%                     0.22%                     0.445%
------------------------------------------------------------------------------------------------------------------------------------
    California Short Duration Municipal Income Fund     0.20                       0.20                      0.40(2)
------------------------------------------------------------------------------------------------------------------------------------
    CommodityRealReturn Strategy Fund(R)                0.49                       0.25                      0.74
------------------------------------------------------------------------------------------------------------------------------------
    Convertible Fund                                    0.40                       0.25                      0.65
------------------------------------------------------------------------------------------------------------------------------------
    Developing Local Markets Fund                       0.45                       0.40                      0.85
------------------------------------------------------------------------------------------------------------------------------------
    Diversified Income Fund                             0.45                       0.30                      0.75
------------------------------------------------------------------------------------------------------------------------------------
    Emerging Markets Bond Fund                          0.45                       0.40                      0.85
------------------------------------------------------------------------------------------------------------------------------------
    European StocksPLUS(R) TR Strategy Fund             0.50                       0.30                      0.80
------------------------------------------------------------------------------------------------------------------------------------
    Extended Duration Fund                              0.25                       0.26                      0.51(3)
------------------------------------------------------------------------------------------------------------------------------------
    Far East (ex-Japan) StocksPLUS(R) TR Strategy Fund  0.50                       0.32                      0.82
------------------------------------------------------------------------------------------------------------------------------------
    Floating Income Fund                                0.30                       0.25                      0.55
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Bond Fund (Unhedged)                        0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Bond Fund (U.S. Dollar-Hedged)              0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental IndexPLUS(TM) Fund                      0.45                       0.25                      0.70(4)
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental IndexPLUS(TM) TR Fund                   0.54                       0.25                      0.79(4)
------------------------------------------------------------------------------------------------------------------------------------
    Global Bond Fund (Unhedged)                         0.25                       0.30                      0.55
------------------------------------------------------------------------------------------------------------------------------------
    Global Bond Fund (U.S. Dollar-Hedged)               0.25                       0.30                      0.55
------------------------------------------------------------------------------------------------------------------------------------
    GNMA Fund                                           0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    High Yield Fund                                     0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    High Yield Municipal Bond Fund                      0.30                       0.26                      0.56(5)
------------------------------------------------------------------------------------------------------------------------------------
    International StocksPLUS(R) TR Strategy Fund
      (U.S. Dollar-Hedged)                              0.50                       0.30                      0.80
------------------------------------------------------------------------------------------------------------------------------------
    Investment Grade Corporate Bond Fund                0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Japanese StocksPLUS(R) TR Strategy Fund             0.50                       0.30                      0.80
------------------------------------------------------------------------------------------------------------------------------------
    Long Duration Total Return Fund                     0.25                       0.26                      0.51(3)
------------------------------------------------------------------------------------------------------------------------------------
    Long-Term U.S. Government Fund                      0.225                      0.25                      0.475
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund                                   0.25                       0.18                      0.43
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund II                                0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund III                               0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Moderate Duration Fund                              0.25                       0.20                      0.45
------------------------------------------------------------------------------------------------------------------------------------
    Money Market Fund                                   0.12                       0.20                      0.32
------------------------------------------------------------------------------------------------------------------------------------
    Municipal Bond Fund                                 0.225                      0.24                      0.465
------------------------------------------------------------------------------------------------------------------------------------
    New York Municipal Bond Fund                        0.225                      0.22                      0.445
------------------------------------------------------------------------------------------------------------------------------------
    Real Return Fund                                    0.25                       0.20                      0.45
------------------------------------------------------------------------------------------------------------------------------------
    Real Return Asset Fund                              0.35                       0.25                      0.60
------------------------------------------------------------------------------------------------------------------------------------
    RealEstateRealReturn Strategy Fund                  0.49                       0.25                      0.74
------------------------------------------------------------------------------------------------------------------------------------
    Short Duration Municipal Income Fund                0.20                       0.15                      0.35
------------------------------------------------------------------------------------------------------------------------------------
    Short Term Fund                                     0.25                       0.20                      0.45
------------------------------------------------------------------------------------------------------------------------------------
    Small Cap StocksPLUS(R) TR Fund                     0.49                       0.27                      0.76(6)
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Fund                                  0.30                       0.25                      0.55
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Municipal-Backed Fund                 0.39                       0.25                      0.64
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Total Return Fund                     0.44                       0.25                      0.69
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) TR Short Strategy Fund                0.49                       0.25                      0.74
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund                                   0.25                       0.18                      0.43
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund II                                0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund III                               0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Mortgage Fund                          0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses includes administrative fees and other expenses (e.g. organizational expenses, interest expenses, and pro rata trustee fees) attributable to the Institutional Class shares. For the California Short Duration Municipal Income, Extended Duration, High Yield Municipal Bond, Long Duration Total Return, and Small Cap StocksPLUS(R) TR Funds, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund's Institutional class shares and include the Fund's organizational expenses.
(2) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses exceed 0.3549% of the Fund's average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(3) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses exceed 0.5049% of the Fund's average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4) PIMCO has contractually agreed, until 03/31/07, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.
(5) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses exceed 0.5549% of the Fund's average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(6) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses exceed 0.7449% of the Fund's average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

    PIMCO, a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    PIMCO has engaged Research Affiliates, LLC, a California limited liability company ("Research Affiliates"), to serve as asset allocation sub-adviser to the Fund. Research Affiliates is located at 155 N. Lake Ave., Suite 900, Pasadena, CA 91101.

    The Fund's portfolio is managed by Robert D. Arnott. Mr. Arnott is Chief Executive Officer of Research Affiliates, LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, L.P. He has managed the All Asset Fund since its inception in July 2002.

HOW DO I BUY FUND SHARES?

The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).


HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                       PIMCO CommodityRealReturn
                                                                Strategy Fund(R)
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

    The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives as the Fund. Assets not invested in commodity index-linked derivative instruments may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

    The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648, or visit our Website at www.pimco.com.

    WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o TAX RISK: The Fund gains exposure to the commodities markets through investments in commodity index-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-01 issued on December 16, 2005. Subsequently, the Internal Revenue Service ("IRS") issued Revenue Ruling 2006-31 and private letter rulings to at least two other funds in which the IRS concluded that income from certain commodity index-linked notes is qualifying income. The Fund also has obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS. Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. PIMCO believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodity index-linked notes. The use of commodity index-linked notes involves specific risks.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  29.82%
2004                  16.36%
2005                  20.50%

    During the period shown in the bar chart, the highest quarterly return was 16.77% (1st Quarter 2004) and the lowest quarterly return was -7.31% (2nd Quarter 2004). As of September 30, 2006, the Fund's year-to-date return was -5.36%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006
                                                             SINCE
                                                1 YEAR    INCEPTION(4)
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS, BEFORE TAXES            (9.24%)      19.58%
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)             (13.41%)      15.46%
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                   (5.86%)      14.61%
DOW JONES - AIG COMMODITY
   TOTAL RETURN INDEX(2)                        (6.11%)      14.46%
LIPPER SPECIALTY DIVERSIFIED
   EQUITY FUNDS AVERAGE(3)                      (3.30%)       4.36%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (3) The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds. The index does not reflect deductions for fees, expenses or taxes.

    (4) The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets, shown as a
  percentage of average daily net assets)
ADVISORY FEE                                   0.49%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES (2)                             0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.74%


                                                             (Continued on back)

         PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.25%.

    EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
   COMMODITYREALRETURN
     STRATEGY FUND(R),
     INSTITUTIONAL CLASS        $76      $237      $411       $918

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the CommodityRealReturn Strategy Fund(R) since its inception in June 2002.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                          PIMCO Emerging Markets
                                                                       Bond Fund
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN FIXED INCOME INSTRUMENTS of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, IS NOT EXPECTED TO EXCEED EIGHT YEARS. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

    The Fund may invest all of its total assets in high yield securities ("junk bonds") subject to a maximum of 15% of its assets in securities rated below B by Moody's or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund invests in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interst rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to

PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1998                 -11.76%
1999                  26.58%
2000                  14.59%
2001                  28.17%
2002                  12.83%
2003                  32.54%
2004                  12.23%
2005                  11.73%


    During the period shown in the bar chart, the highest quarterly return was 17.02% (4th Quarter 2002) and the lowest quarterly return was -21.05% (3rd Quarter 1998). As of September 30, 2006, the Fund's year-to-date return was 5.51%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006
                                                               SINCE
                                          1 YEAR    5 YEAR  INCEPTION(4)
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES       7.55%    17.48%    13.35%
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                     4.40%    13.10%     8.74%
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                          4.86%    12.45%     8.50%
JPMORGAN EMERGING MARKETS
   BOND INDEX GLOBAL(2)                    7.81%    13.22%     9.59%
LIPPER EMERGING MARKET DEBT
   FUND AVERAGE(3)                         7.62%    16.42%     9.88%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) The JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (3) The Lipper Emerging Market Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not reflect deductions for fees, expenses or taxes.

    (4) The Fund began operations on 7/31/97.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                                2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                     0.45%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES          NONE
OTHER EXPENSES(2)                                0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES             0.85%

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.40%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.


                                                             (Continued on back)

                   PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
   EMERGING MARKETS
     BOND FUND,
     INSTITUTIONAL CLASS          $87      $271      $471      $1,049

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by Michael Gomez. Mr. Gomez is an Executive Vice President of PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999. He has managed the Emerging Markets Bond Fund since October 2005.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

 HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Foreign Bond Fund
                                                            (U.S. Dollar-Hedged)
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN FIXED INCOME INSTRUMENTS OF ISSUERS LOCATED OUTSIDE THE UNITED STATES, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

    PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund NORMALLY VARIES WITHIN THREE TO SEVEN YEARS. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: The Fund may experience more rapid and extreme changes in value than a Fund that invests in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?
    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1996                  18.89%
1997                   9.60%
1998                  10.03%
1999                   1.56%
2000                   9.86%
2001                   8.96%
2002                   7.67%
2003                   3.56%
2004                   6.65%
2005                   5.72%

    During the period shown in the bar chart, the highest quarterly return was 6.35% (3rd Quarter 1996) and the lowest quarterly return was -1.50% (2nd Quarter 1999). As of September 30, 2006, the Fund's year-to-date performance was 2.49%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006

                                1 YEAR       5 YEAR       10 YEAR
FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   BEFORE TAXES                 3.36%         5.56%        7.14%
FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS(1)             1.11%         3.62%        4.08%
FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES1     2.15%         3.63%        4.16%
JPMORGAN GOVERNMENT BOND
   INDICES GLOBAL EX-US INDEX
   HEDGED IN USD2               3.30%         4.55%        6.74%
LIPPER INTERNATIONAL INCOME
   FUND AVERAGE(3)              2.06%         7.63%        5.51%

    1 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    2 The JPMorgan Government Bond Indices Global ex-US Index Hedged in USD in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    3 The Lipper International Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not reflect deductions for fees, expenses or taxes.


WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES(2)                              0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.50%

    1 Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's

                                                             (Continued on back)

       PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    2 "Other Expenses" reflect an administrative fee of 0.25%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   FOREIGN BOND FUND,
   (U.S. DOLLAR-HEDGED)
     INSTITUTIONAL CLASS          $51     $160      $280       $628

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by Sudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO's new trading and portfolio management group. He joined PIMCO in 2000 as a Portfolio Manager. Prior to joining PIMCO, he served as a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-Term Capital Management as a strategist from 1995-1998. He has managed the Foreign Bond Fund (U.S. Dollar-Hedged) since November 2000.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                           PIMCO High Yield Fund
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF HIGH YIELD SECURITIES rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality ("junk bonds"), subject to a maximum of 5% of its assets in securities rated in Caa by Moody's or CCC by S&P (or unrated and determined by PIMCO to be of comparable quality). The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund NORMALLY VARIES FROM TWO TO SIX YEARS based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

    The Fund may invest all of its total assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund invests in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1996                  11.68%
1997                  13.21%
1998                   6.54%
1999                   2.82%
2000                  -0.44%
2001                   4.99%
2002                  -0.85%
2003                  23.70%
2004                   9.45%
2005                   4.63%

    During the period shown in the bar chart, the highest quarterly return was 8.83% (4th Quarter 2002) and the lowest quarterly return was -4.92% (2nd Quarter 2002). As of September 30, 2006, the Fund's year-to-date performance was 5.51%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006
                                       1 YEAR       5 YEAR       10 YEAR
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                  6.80%        9.01%        7.19%
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                  4.11%        6.10%        3.90%
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES(1)                    4.36%        5.94%        4.05%
MERRILL LYNCH US HIGH
   YIELD BB-B RATED
   CONSTRAINED INDEX(2)                 6.42%        9.49%        6.54%
LIPPER HIGH CURRENT
   YIELD FUND AVERAGE(3)                6.69%        9.11%        5.16%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) The Fund has changed its primary benchmark from the Merrill Lynch US High Yield BB-B Rated Index (the "Unconstrained Index") to the Merrill Lynch US High Yield BB-B Rated Constrained Index (the "Constrained Index"). This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. The Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index. It is not possible to invest directly in these indexes. These indexes do not reflect deductions for fees, expenses or taxes.

    (3) The Lipper High Current Yield Fund Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not reflect deductions for fees, expenses or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 REDEMPTION FEE(1)                             2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
 ADVISORY FEE                                  0.25%
 DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
 OTHER EXPENSES(2)                             0.25%
 TOTAL ANNUAL FUND OPERATING EXPENSES          0.50%

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.25%.


                                                             (Continued on back)


                              PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   HIGH YIELD FUND,
     INSTITUTIONAL CLASS          $51     $160      $280       $628

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by Raymond Kennedy. Mr. Kennedy is a Managing Director of PIMCO. He joined PIMCO as a Credit Analyst in 1996 and has managed fixed income accounts for various institutional clients and Funds since that time. He has managed the High Yield Fund since April 2002.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Low Duration Fund
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES FROM ONE TO THREE YEARS based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1996                   6.14%
1997                   8.24%
1998                   7.16%
1999                   2.97%
2000                   7.70%
2001                   8.00%
2002                   7.66%
2003                   2.97%
2004                   2.39%
2005                   1.55%

    During the period shown in the bar chart, the highest quarterly return was 3.35% (3rd Quarter 2001) and the lowest quarterly return was -0.65% (2nd Quarter 2004). As of September 30, 2006, the Fund's year-to-date return was 2.91%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006

                                1 YEAR      5 YEAR       10 YEAR
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                 3.49%        3.49%        5.38%
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS(1)             1.83%        2.05%        3.31%
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS AND
   SALE OF FUND SHARES(1)       2.25%        2.12%        3.31%
MERRILL LYNCH 1-3 YEAR
   TREASURY INDEX(2)            3.74%        2.79%        4.79%
LIPPER SHORT INVESTMENT
   GRADE DEBT FUND AVERAGE(3)   3.59%        2.78%        4.46%

   (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

   (2) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

   (3) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not reflect deductions for fees, expenses or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 REDEMPTION FEE(1)                             2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
 ADVISORY FEE                                  0.25%
 DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
 OTHER EXPENSES(2)                             0.18%
 TOTAL ANNUAL FUND OPERATING EXPENSES          0.43%

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to

                                                             (Continued on back)


                            PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.18%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
   LOW DURATION FUND,
     INSTITUTIONAL CLASS          $44      $138       $241      $542

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has managed the Low Duration Fund since its inception in May 1987.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                    PIMCO Real Return Asset Fund
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks its investment objective by investing under normal circumstances AT LEAST 80% OF ITS NET ASSETS IN INFLATION-INDEXED BONDS of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. INFLATION-INDEXED BONDS are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "REAL RETURN"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

    DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2006 was 11.55 years.

    The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund invests in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.


PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

                           CALENDAR YEAR TOTAL RETURNS


Bar Chart:
2002                  23.37%
2003                  13.01%
2004                  12.94%
2005                   5.07%

    During the period shown in the bar chart, the highest quarterly return was 10.63% (3rd Quarter 2002) and the lowest quarterly return was -5.16% (2nd Quarter 2004). As of September 30, 2006, the Fund's year-to-date performance was -0.15%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006
                                                             SINCE
                                                1 YEAR    INCEPTION(4)
REAL RETURN ASSET FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES              0.48%         9.57%
REAL RETURN ASSET FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)               (1.54%)        7.18%
REAL RETURN ASSET FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                     0.35%         6.85%
LEHMAN BROTHERS U.S. TREASURY
   INFLATION NOTES: 10+ YEAR INDEX(2)             1.17%         9.09%
LIPPER TREASURY INFLATION-PROTECTED
   SECURITIES FUND AVERAGE(3)                     1.28%         5.64%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (3) The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

    (4) The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.35%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES(2)                              0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.60%

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.25%.

                                                             (Continued on back)

                       PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   REAL RETURN ASSET FUND,
     INSTITUTIONAL CLASS          $61      $192      $335      $750

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the Real Return Asset Fund since its inception in November 2001.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                          PIMCO Real Return Fund
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks its investment objective by investing under normal circumstances AT LEAST 80% OF ITS NET ASSETS IN INFLATION-INDEXED BONDS of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income instruments. INFLATION-INDEXED BONDS are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "REAL RETURN"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

    DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2006 was 6.1 years.

    The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1998                   5.21%
1999                   5.72%
2000                  13.48%
2001                   8.70%
2002                  17.06%
2003                   8.50%
2004                   9.19%
2005                   2.64%

    During the period shown in the bar chart, the highest quarterly return was 7.71% (3rd Quarter 2002) and the lowest quarterly return was -2.96% (2nd Quarter 2004). As of September 30, 2006, the Fund's year-to-date return was 1.84%.

    AVERAGE ANNUAL TOTAL RETURNS

for the periods ended September 30, 2006
                                                                SINCE
                                       1 YEAR      5 YEAR    INCEPTION(4)
REAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                  1.68%       7.44%       7.81%
REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                 (0.41%)      5.21%       5.28%
REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                       1.18%       5.12%       5.17%
LEHMAN BROTHERS
   U.S. TIPS INDEX(2)                   1.84%       7.24%       6.91%
LIPPER TREASURY INFLATION-PROTECTED
   SECURITIES FUND AVERAGE(3)           1.28%       6.04%       5.98%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) The Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represent returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.

    (3) The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. It does not reflect deductions for fees, expenses or taxes.

    (4) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.


WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES(2)                              0.20%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.45%

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.20%.


                                                             (Continued on back)

                             PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   REAL RETURN FUND,
     INSTITUTIONAL CLASS          $46     $144      $252       $567

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the Real Return Fund since its inception in January 1997.

HOW DO I BUY FUND SHARES?

   The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                        PIMCO StocksPLUS(R) Fund
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
    The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances SUBSTANTIALLY ALL OF ITS ASSETS IN S&P 500 DERIVATIVES, BACKED BY A PORTFOLIO OF FIXED INCOME INSTRUMENTS. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely tracks changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is NORMALLY NOT EXPECTED TO EXCEED ONE YEAR. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

    Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. In such cases, PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange-traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.

    Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.


PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1996                  23.07%
1997                  32.85%
1998                  28.33%
1999                  20.13%
2000                  -8.22%
2001                 -11.47%
2002                 -19.88%
2003                  29.63%
2004                  10.46%
2005                   3.22%

    During the period shown in the bar chart, the highest quarterly return was 21.45% (4th Quarter 1998) and the lowest quarterly return was -16.70% (3rd Quarter 2002). As of September 30, 2006, the Fund's year-to-date return was 7.73%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006

                                          1 YEAR       5 YEAR       10 YEAR
STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                            9.46%        7.15%        8.70%
STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)         8.24%        5.63%        5.36%
STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)              6.12%        5.22%        5.56%
S&P 500 INDEX(2)                          10.79%        6.97%        8.59%
LIPPER LARGE-CAP CORE
   FUND AVERAGE(3)                         8.73%        5.54%        6.83%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (3) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 index. It does not reflect deductions for fees, expenses or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE(2)                                0.30%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES(3)                              0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.55%

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares

                                                             (Continued on back)

                           PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.30% per annum.

    (3) "Other Expenses" reflect an administrative fee of 0.25%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
   STOCKSPLUS(R) FUND,
     INSTITUTIONAL CLASS          $56     $176     $307      $689

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has managed the StocksPLUS(R) Fund since January, 1998.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                             PIMCO StocksPLUS(R)
                                                               Total Return Fund
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
    The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances SUBSTANTIALLY ALL OF ITS ASSETS IN S&P 500 DERIVATIVES, BACKED BY A PORTFOLIO OF FIXED INCOME INSTRUMENTS. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely tracks changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

    Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. In such cases, PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange-traded funds based on the S&P 500, such as Standard & Poor's Depository Receipts.

    Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

    The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened markeet volatility, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.


PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  30.47%
2004                  13.60%
2005                   4.15%

    During the period shown in the bar chart, the highest quarterly return was 17.34% (2nd Quarter 2003) and the lowest quarterly return was -3.15% (1st Quarter 2005). As of September 30, 2006, the Fund's year-to-date return was 7.43%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006
                                                       SINCE
                                          1 YEAR     INCEPTION4
STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                            8.80%       11.19%
STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)         4.31%        9.30%
STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)              6.55%        8.72%
S&P 500 INDEX(2)                          10.79%        9.26%
LIPPER LARGE-CAP CORE
   FUND AVERAGE(3)                         8.73%        7.55%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (3) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not reflect deductions for fees, expenses or taxes.

    (4) The Fund began operations on 6/28/2002. Index comparisons began on 6/30/2002.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE1                                2.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE2                                  0.44%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES3                                0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.69%

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the


                                                             (Continued on back)

              PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.44% per annum.

    (3) "Other Expenses" reflect an administrative fee of 0.25%.

    EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   STOCKSPLUS(R) TOTAL
     RETURN FUND,
     INSTITUTIONAL CLASS          $70     $221       $384      $859

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has managed the StocksPLUS(R) Total Return Fund since 2002.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Total Return Fund
                                                     Administrative Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES WITHIN A THREE- TO SIX-YEAR TIME FRAME based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Currently, the Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.


PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency- denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Administrative Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1996                   4.53%
1997                   9.89%
1998                   9.50%
1999                  -0.53%
2000                  11.81%
2001                   9.22%
2002                   9.91%
2003                   5.30%
2004                   4.88%
2005                   2.63%

    During the period shown in the bar chart, the highest quarterly return was 6.43% (3rd Quarter 2001) and the lowest quarterly return was -2.37% (1st Quarter 1996). As of September 30, 2006, the Fund's year-to-date return was 2.85%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006
                                       1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, BEFORE TAXES                  3.28%      5.12%       6.86%
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS(1)                     1.45%      3.08%       4.39%
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES(1)                    2.10%      3.19%       4.38%
LEHMAN BROTHERS AGGREGATE
   BOND INDEX(2)                        3.67%      4.81%       6.42%
LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVERAGE(3)           3.15%      4.24%       5.66%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) The Lehman Brothers Aggregate Bond Index represents securities that are SEC registred, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (3) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       0.25%
OTHER EXPENSES(2)                              0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.68%

    (1)Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the redemption fee

                                                             (Continued on back)

                           PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.18%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   TOTAL RETURN FUND,
     ADMINISTRATIVE CLASS         $69     $218      $379       $847

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Total Return Fund
                                                      Institutional Class Shares
                                                               November 15, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 65% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME INSTRUMENTS of varying maturities. The average portfolio duration of this Fund NORMALLY VARIES FROM THREE TO SIX YEARS based on PIMCO's forecast for interest rates. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond f und with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

    The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

    The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "TOTAL RETURN" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1996                   4.69%
1997                  10.16%
1998                   9.76%
1999                  -0.28%
2000                  12.09%
2001                   9.49%
2002                  10.20%
2003                   5.56%
2004                   5.14%
2005                   2.89%


    During the period shown in the bar chart, the highest quarterly return was 6.49% (3rd Quarter 2001) and the lowest quarterly return was -2.40% (1st Quarter 1996). As of September 30, 2006, the Fund's year-to-date return was 3.04%.


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2006
                                       1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                  3.54%      5.38%       7.13%
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                  1.61%      3.25%       4.55%
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                       2.26%      3.36%       4.54%
LEHMAN BROTHERS AGGREGATE
   BOND INDEX(2)                        3.67%      4.81%       6.42%
LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVERAGE(3)           3.15%      4.24%       5.66%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) The Lehman Brothers Aggregate Bond Index represents securities that are SEC registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (3) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES(2)                              0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.43%

    (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the redemption fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the


                                                             (Continued on back)

                            PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.18%.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   TOTAL RETURN FUND,
     INSTITUTIONAL CLASS          $44     $138      $241       $542

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $641 billion in assets under management as of September 30, 2006. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

    The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-816-421-2861.

o By sending an email to pimcoteam@bfdsmidwest.com (so long as the email option was selected on the Client Registration Application).

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES